Non-current assets and disposal groups held for sale	6 Months Ended
Jun. 30, 2022
Components of Other Non-Current Assets and Disposal Groups Held for Sale [Abstract]
Disclosure of non-current assets or disposal groups classified as held for sale [text block]	Non-current assets and disposal groups held for sale Within the balance sheet, non-current assets and disposal groups held for sale are reported in Other assets and Other liabilities. This note provides further explanation on the nature and the financial impact of the non-current assets and disposal groups held for sale as of June 30, 2022. Non-current assets and disposal groups held for sale at the reporting date Total assets held for sale amounted to € 908 million as of June 30, 2022 (December 31, 2021: € 398 million) and the disposal groups included liabilities of € 2.1 billion as of June 30, 2022 (December 31, 2021: € 252 million). As of June 30, 2022, there were no unrealized net gains or losses (December 31, 2021: € 0 million) relating to non-current assets and disposal groups classified as held for sale recognized directly in accumulated other comprehensive income (loss). As of June 30, 2022, the assets and liabilities held for sale still included the disposal group formed back in the third quarter 2021 to transfer DWS’ digital investment platform into a joint venture with BlackFin, maintaining a stake of 30%. Closing of the transaction is still expected for the second half of 2022. In August 2021, Deutsche Bank SpA had signed an agreement to sell its financial advisors network in Italy (Deutsche Bank Financial Advisors) to Zurich Insurance Group Italy. Following the receipt of outstanding substantive approvals, the transaction was considered as a disposal group held for sale within the interim financial statements of the second quarter 2022. Accordingly, as of June 30, 2022 the related balance sheet was reclassified to the assets and liabilities held for sale included in the Private Bank business segment. Closing of the transaction is expected for the second half of 2022.